Summary of Significant Accounting Policies (Tables)	9 Months Ended
Feb. 28, 2021
Accounting Policies [Abstract]
Schedule of Computation of Dilutive Loss Per Common Share

The following potentially dilutive equity securities outstanding as of February 28, 2021 and February 29, 2020 were not included in the computation of dilutive loss per common share because the effect would have been anti-dilutive:

	February 28, 2021	February 29, 2020
Stock warrants	820,055	865,500
Convertible notes	277,331	125,000
Total	1,097,386	990,500